INCOME TAXES (Schedule of Reconciliation of Income Taxes Computed at Statutory Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income taxes computed at statutory rate
Tax benefit at statutory rate	$ 1,500,068	$ 1,124,511
Valuation allowance	(1,500,068)	(1,124,511)
Income tax expense (benefit)